ACCUMULATED OTHER COMPREHENSIVE INCOME - DSS HOLDINGS L.P. AND SUBSIDIARIES	9 Months Ended
Dec. 31, 2018
DSS holding
ACCUMULATED OTHER COMPREHENSIVE INCOME

9.           ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of Accumulated other comprehensive income included in the consolidated balance sheets consist of net unrealized (loss) gain on cash flow hedges as of December 31, 2018 and March 31, 2018.

	Nine Months
	Ended	Year Ended
	December 31,	March 31,
	2018	2018
Accumulated other comprehensive income – Beginning of period	$6,129,921	$4,521,480
Other comprehensive (loss) income before reclassifications	(2,933,839)	991,170
Amounts reclassified from Accumulated other comprehensive income	1,191,083	617,271
Other comprehensive (loss) income for the year	(1,742,756)	1,608,441
Accumulated other comprehensive income – End of period	$4,387,165	$6,129,921

The realized gain for the nine months ended December 31, 2018 reclassified from Accumulated other comprehensive income consists of  $295,258 related to interest rate swap contracts and $895,825 related to the amortizing gain on re-couponed swaps, as discussed in Note 8. The realized gain (loss) for the years ended March 31, 2018 and 2017 reclassified from Accumulated other comprehensive income consists of $617,271 and ($1,723,446), respectively, related to interest rate swap contracts. The realized gains reclassified from Accumulated other comprehensive income are presented in Interest expense in the consolidated statements of operations.